Segment Reporting - Summary of Segment Assets on Geographical Location (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Segment Assets [Line Items]
Property and equipment, right-of-use assets and intangible assets		$ 4,105,705	$ 4,646,595	[1]
Canada
Disclosure Of Segment Assets [Line Items]
Property and equipment, right-of-use assets and intangible assets		1,848,746	1,933,050	[1]
United States
Disclosure Of Segment Assets [Line Items]
Property and equipment, right-of-use assets and intangible assets		$ 2,256,959	2,698,630	[1]
Mexico
Disclosure Of Segment Assets [Line Items]
Property and equipment, right-of-use assets and intangible assets	[1]		$ 14,915

[1]	Recasted for adjustments to provisional amounts of UPS Freight prior year’s business combination (see note 5d)).